Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract cost capitalized during the period	$ 44,000	$ 55,000	$ 82,000	$ 92,000	$ 207,000	$ 183,000
Amortization expense related to the programs	29,000	$ 17,000	56,000	$ 31,000	76,000	28,000
Total costs capitalized	326,000		326,000		300,000	169,000
Retained earnings	$ (11,747,776)		$ (11,747,776)		(12,366,909)	$ (13,194,440)
ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Retained earnings					2,000
Deferred taxes					$ 1,000